Notes Related to the Consolidated Statements of Financial Position - Summary of Financial Liabilities by Maturity (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial liabilities
Bank loans	€ 1,534	€ 1,480
Conditional advances	1,182	1,182	€ 563
Liabilities related to leases	117	204	144
Bank overdrafts	11
Total financial liabilities	2,843	2,865	707
Less than one year [member]
Financial liabilities
Bank loans	735
Conditional advances			501
Liabilities related to leases	79	50	56
Bank overdrafts	11
Total financial liabilities	824	50	556
Later than one year and not later than three years [member]
Financial liabilities
Bank loans	799	1,480
Liabilities related to leases	39	154	88
Total financial liabilities	838	1,634	88
Later than five years [member]
Financial liabilities
Conditional advances	1,182	1,182	63
Total financial liabilities	€ 1,182	€ 1,182	€ 63